INCOME TAX (Details Narrative) - Globis Acquisition Corp [Member]	4 Months Ended
Dec. 31, 2020 USD ($)
Restructuring Cost and Reserve [Line Items]
Operating Loss Carryforwards	$ 89,886
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 18,876